Significant accounting estimates and assumptions - Impact on expected credit losses and loan principal and interest payments due to covid 19 (Details)	12 Months Ended
Dec. 31, 2022
Woori Card Co., Ltd.
Description of impact of deferred loan principal and interest due to covid-19 [Line Items]
Description of impact of deferred loan principal and interest due to covid-19	As of December 31, 2022, the balance of amortised cost of a financial asset of the obligors who need financial support amounts to 6,670 million Won, and the additional provisioned loss allowance is 177 million Won.
Woori Financial Capital Co., Ltd.
Description of impact of deferred loan principal and interest due to covid-19 [Line Items]
Description of impact of deferred loan principal and interest due to covid-19	As a result, as of December 31, 2021 and 2022, the amortized cost of a financial asset of the obligors subject to the deferment of redemption and interest deferment due to COVID-19 amounts to 80,291 million Won and 52,611 million Won, and the expected credit loss provisions recognized in relation to them are 15,575 million Won and 10,606 million Won.